Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2015		2016		2016
	(In millions)
Bills payable	Rs.	60,853.2	Rs.	73,785.0	US$	1,113.7
Remittances in transit		17,791.9		25,641.8		387.0
Accrued expenses		20,468.3		27,224.7		410.9
New account deposits		12,966.3		4,935.7		74.5
Accounts payable		26,785.7		36,181.4		546.1
Derivatives (refer to note 24)		71,767.5		78,582.4		1,186.1
Others		40,288.7		38,596.6		582.7

Total	Rs.	250,921.6	Rs.	284,947.6	US$	4,301.0